DERIVATIVE LIABILITY (Tables)	6 Months Ended
Jun. 30, 2014
DERIVATIVE LIABILITY [Abstract]
Schedule of Derivative Liability
Fair value at April 4, 2014	$452,702
Change in Notes due to issuances	47,062
Fair value at June 30, 2014	499,767